Document and Entity Information	Dec. 12, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828937
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 12, 2025
Entity Registrant Name	FINANCE OF AMERICA COMPANIES INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40308
Entity Tax Identification Number	85-3474065
Entity Address, Address Line One	5830 Granite Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(877)
Local Phone Number	202-2666
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FOA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false